RELATED PARTY BALANCES AND TRANSACTIONS - Schedule of related party transactions (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Related Party Transaction [Line Items]
Total services received from related parties	$ 576	$ 55
AffaMed Therapeutics (HK) Limited
Related Party Transaction [Line Items]
R&D service fee charged for Visara	16
ABio-X Holdings, Inc.
Related Party Transaction [Line Items]
Business development and related services	466	$ 55
C-Bridge Joint Value Creation (HK) Limited
Related Party Transaction [Line Items]
Consulting services	$ 94